Secondary Stock Offering - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2012	May 31, 2008	Dec. 31, 2012	Dec. 31, 2011	May 08, 2012	Dec. 31, 2012 Series C Cumulative Preferred Stock	Apr. 24, 2012 Series C Cumulative Preferred Stock
Equity and Equity Units Offering Disclosure [Line Items]
Common stock offered	1,000,000				1,500,000
Common stock offered, price per share	$ 2.50	$ 2.50
Proceeds from issuance of common stock	$ 2,500,000		$ 1,120,000	$ 110,480
Offering expenses	10,000
Common stock issued, shares			448,000
Preferred Stock, Shares Issued							10,000
Par Value of Preferred Stock			$ 100	$ 100			$ 100
Cash Consideration			$ 1,000,000			$ 1,000,000